Taxation	12 Months Ended
Dec. 31, 2022
Taxation

7	Taxation

	2022 £’000	2021 £’000	2020 £’000
Current tax credit
Current tax credited to the income statement	825	646	1,144
Taxation payable in respect of foreign subsidiary	–	–	(21)
Adjustment in respect of prior year	7	–	158
Current tax credit	832	646	1,281
Deferred tax credit
Reversal of temporary differences	–	–	–
Total tax credit	832	646	1,281

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax in the United Kingdom applied to losses for the year are as follows:

	2022 £’000	2021 £’000	2020 £’000
Loss before tax	(8,488)	(6,106)	(23,470)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19% (2021: 19%; 2020: 19%)	(1,613)	(1,160)	(4,459)
Expenses not deductible for tax purposes	392	75	596
Income not taxable	(4)	(2)	(75)
Adjustment in respect of prior period	(7)	–	(158)
Surrender of tax losses for R&D tax refund	(357)	(280)	(491)
Deferred tax not recognised	757	721	3,306
Total tax credited to the income statement	(832)	(646)	(1,281)

The taxation credit arises on the enhanced research and development tax credits accrued for the respective periods.

An adjustment has been recognised in 2022 in respect of the prior period of £7k (2021: £Nil; 2020: £158k), this is as a result of a more detailed review of cost classification prior to the submission of tax returns to HMRC.